Insurance Contract Liabilities	12 Months Ended
Dec. 31, 2025
Insurance Contract Liabilities
Insurance Contract Liabilities
8.	Insurance Contract Liabilities

	December 31, 2025			December 31, 2024
	PAA	GMM(1)(2)	Total(3)	PAA	GMM(1)(2)	Total(3)
Insurance contracts issued	48,228.3	2,383.5	50,611.8	42,989.4	4,793.3	47,782.7
Assets for insurance acquisition cash flows	(170.8)	—	(170.8)	(176.8)	(3.7)	(180.5)
Insurance contract liabilities	48,057.5	2,383.5	50,441.0	42,812.6	4,789.6	47,602.2
(1)	Comprised at December 31, 2025 of insurance contracts issued measured under the GMM at Global Insurers and Reinsurers of $705.0, International Insurers and Reinsurers of $284.0 and Life insurance and Run-off of $1,394.5 (December 31, 2024 - $941.4, $303.0 and $3,548.9, respectively). The decrease at Life insurance and Run‑off primarily reflected the classification of the Eurolife Life Operations as held for sale (see note 21). Eurolife’s insurance contract liabilities measured under the GMM at December 31, 2025 were $2,739.4 (December 31, 2024 - $2,276.3).
(2)	Insurance contracts issued measured under the GMM at December 31, 2025 was comprised of LRC of $834.4 and LIC of $1,549.1 (December 31, 2024 - $3,104.5 and $1,688.8).
(3)	Total insurance contracts issued at December 31, 2025 was comprised of LRC of $4,452.8 and LIC of $46,159.0 (December 31, 2024 - $5,878.1 and $41,904.6).

Insurance contracts issued, measured under the PAA by reporting segment and excluding intercompany balances, were as follows:

	Property and Casualty Insurance and Reinsurance										Life
	North American			Global Insurers			International Insurers				insurance
	Insurers			and Reinsurers			and Reinsurers			Total	and Run-off	Consolidated
	LRC	LIC	Total	LRC	LIC	Total	LRC	LIC	Total
2025
January 1	1,117.8	9,676.2	10,794.0	891.8	26,298.6	27,190.4	737.5	4,187.1	4,924.6	42,909.0	80.4	42,989.4
December 31	1,168.5	10,960.9	12,129.4	1,774.0	28,563.0	30,337.0	678.2	5,080.4	5,758.6	48,225.0	3.3	48,228.3

2024
January 1	1,140.8	9,005.2	10,146.0	1,071.0	25,937.2	27,008.2	1,399.0	3,239.5	4,638.5	41,792.7	70.7	41,863.4
December 31	1,117.8	9,676.2	10,794.0	891.8	26,298.6	27,190.4	737.5	4,187.1	4,924.6	42,909.0	80.4	42,989.4

Movements in insurance contracts issued

An analysis of the liability for remaining coverage and the liability for incurred claims for insurance contracts issued by the property and casualty insurance and reinsurance reporting segments measured under the PAA for the year ended December 31 were as follows:

Year ended December 31, 2025

	Property and Casualty Insurance and Reinsurance
		Liability for incurred claims (LIC)
	Liability for	Estimates of	Risk adjustment
	remaining	present value of	for non-financial
	coverage (LRC)(1)	future cash flows	risk	Total
Balance - January 1	2,747.1	37,370.7	2,791.2	42,909.0

Changes in the consolidated statement of comprehensive income:
Insurance revenue	(30,835.6)	—	—	(30,835.6)
Incurred claims and other insurance service expenses	1.0	19,377.1	1,094.3	20,472.4
Amortization of acquisition costs	5,878.6	—	—	5,878.6
Prior year reserve development and release of risk adjustment on prior year claims(2)	—	(388.8)	(864.3)	(1,253.1)
Insurance service expenses	5,879.6	18,988.3	230.0	25,097.9
Net insurance result	(24,956.0)	18,988.3	230.0	(5,737.7)
Net finance expense from insurance contracts	26.1	2,291.5	—	2,317.6
Foreign exchange effects(3)	70.6	772.5	65.5	908.6
Total changes in the consolidated statement of comprehensive income	(24,859.3)	22,052.3	295.5	(2,511.5)
Cash flows:
Premiums received	31,781.4	—	—	31,781.4
Claims and other insurance service expenses paid, including investment components	—	(18,450.2)	—	(18,450.2)
Insurance acquisition cash flows	(5,926.5)	—	—	(5,926.5)
Changes in funds withheld	492.3	(499.2)	—	(6.9)
	26,347.2	(18,949.4)	—	7,397.8
Investment components and other	(614.3)	989.1	54.9	429.7
Balance - December 31	3,620.7	41,462.7	3,141.6	48,225.0
(1)	Includes loss components of $184.6 at January 1, 2025 and $68.3 at December 31, 2025.
(2)

Reflects the release of risk adjustment for non-financial risk as claims are paid, comprised of the Global Insurers and Reinsurers ($603.5), North American Insurers ($141.0) and International Insurers and Reinsurers ($119.8) reporting segments. When claims are initially incurred, the risk adjustment is included within incurred claims and other insurance service expenses in the table above. Prior year reserve development, included within estimates of present value of future cash flows, comprised favourable prior year reserve development in the International Insurers and Reinsurers ($452.5) reporting segment, partially offset by adverse prior year development in the Global Insurers and Reinsurers ($58.4) and North American Insurers ($5.3) reporting segments.

(3)

Foreign exchange effects included within the estimates of present value of future cash flows primarily reflected the weakening of the U.S. dollar relative to the company’s insurance contract liabilities denominated in foreign currencies, primarily the euro, Canadian dollar, British pound sterling and the Brazilian real, within the Global Insurers and Reinsurers ($458.5), the International Insurers and Reinsurers ($186.4) and the North American Insurers ($127.6) reporting segments.

Year ended December 31, 2024

	Property and Casualty Insurance and Reinsurance
		Liability for incurred claims (LIC)
	Liability for	Estimates of	Risk adjustment
	remaining	present value of	for non-financial
	coverage (LRC)(1)	future cash flows	risk	Total
Balance - January 1	3,610.8	35,530.6	2,651.3	41,792.7

Changes in the consolidated statement of comprehensive income:
Insurance revenue (2)	(29,589.0)	—	—	(29,589.0)
Incurred claims and other insurance service expenses(2)	119.5	18,406.2	1,051.9	19,577.6
Amortization of acquisition costs	5,124.9	—	—	5,124.9
Prior year reserve development and release of risk adjustment on prior year claims(3)	—	(232.8)	(846.0)	(1,078.8)
Insurance service expenses	5,244.4	18,173.4	205.9	23,623.7
Net insurance result	(24,344.6)	18,173.4	205.9	(5,965.3)
Net finance expense (income) from insurance contracts	(0.6)	1,634.6	—	1,634.0
Foreign exchange effects(4)	(127.3)	(625.6)	(53.9)	(806.8)
Total changes in the consolidated statement of comprehensive income	(24,472.5)	19,182.4	152.0	(5,138.1)
Cash flows:
Premiums received	29,692.6	—	—	29,692.6
Claims and other insurance service expenses paid, including investment components	—	(17,848.0)	—	(17,848.0)
Insurance acquisition cash flows	(5,569.1)	—	—	(5,569.1)
Changes in funds withheld	(78.3)	37.2	—	(41.1)
	24,045.2	(17,810.8)	—	6,234.4
Investment components and other	(436.4)	468.5	(12.1)	20.0
Balance - December 31	2,747.1	37,370.7	2,791.2	42,909.0
(1)	Includes loss components of $64.7 at January 1, 2024 and $184.6 at December 31, 2024.
(2)	Insurance contracts acquired on the acquisition of Gulf Insurance were primarily accounted for as if the company had entered into the contracts on the acquisition date of December 26, 2023, with the fair value of the contracts deemed as the premium received. Consequently, the fair value of the insurance contracts acquired, comprising claims in their settlement period and unearned premiums, are included within the LRC, except settled claims that remain unpaid, which are included within the LIC. Claims acquired in their settlement period and included within the LRC are recognized in insurance revenue based on the expected amount and timing of claims settlements, and the actual settlement of claims is included within incurred claims and other insurance service expenses. Unearned premiums are recognized in insurance revenue over the remaining coverage period. During 2024 Gulf Insurance contributed insurance revenue of $3,239.0, including $665.3 related to acquired contracts, and insurance service expenses of $2,920.6, including $713.2 related to acquired contracts. The effect of acquired contracts decreased the net insurance result by $47.9. Conversely, acquired contracts benefited the net reinsurance result by $54.1 as described in note 9.
(3)	Reflects the release of risk adjustment for non-financial risk as claims are paid, comprised of the Global Insurers and Reinsurers ($630.2), North American Insurers ($156.5) and International Insurers and Reinsurers $(59.3) reporting segments. When claims are initially incurred, the risk adjustment is included within incurred claims and other insurance service expenses in the table above. Prior year reserve development, included within estimates of present value of future cash flows, comprised favourable prior year reserve development in the Global Insurers and Reinsurers ($211.5) and International Insurers and Reinsurers ($149.6) reporting segments, partially offset by adverse prior year development in the North American Insurers ($128.3) reporting segment.
(4)	Foreign exchange effects included within the Total primarily reflected the strengthening of the U.S. dollar relative to the company’s insurance contract liabilities denominated in foreign currencies, primarily the Canadian dollar, euro, Brazilian real and the British pound sterling, within the Global Insurers and Reinsurers ($254.0), the North American Insurers ($220.7) and the International Insurers and Reinsurers ($150.9) reporting segments.

Discount rates

Cash flows are discounted using risk-free yield curves, adjusted to reflect the characteristics of the cash flows and the liquidity of the insurance contracts and reinsurance contract assets held. The company determines the yield curves using commercially available currency-specific rates and illiquidity premiums.

The table below set out the primary yield curves that were used to discount the cash flows of insurance contracts and reinsurance contract assets held for currencies in which the company’s insurance revenue is principally based.

	December 31, 2025				December 31, 2024
Currencies	1 year	5 years	10 years	15 years	1 year	5 years	10 years	15 years
United States dollar	3.82%	4.06%	4.65%	5.08%	4.64%	4.83%	5.17%	5.37%
Canadian dollar	2.70%	3.76%	4.47%	4.76%	3.36%	3.82%	4.43%	4.60%
Euro	2.04%	2.63%	3.33%	3.79%	2.38%	2.50%	2.91%	3.23%
British pound sterling	3.89%	4.29%	4.97%	5.46%	4.74%	4.68%	5.14%	5.51%

Risk adjustment for non-financial risk

The risk adjustment for non-financial risk represents the compensation that the company requires for bearing uncertainty with respect to both the amount and the timing of cash flows that arise from the non-financial risk of the company’s insurance contracts issued and reinsurance contract assets held. The calculated risk adjustment corresponds to a consolidated confidence level at December 31, 2025 of 85.1% (December 31, 2024 - 84.6%).

Development of insurance losses

The development of insurance liabilities illustrates the estimation uncertainty associated with these liabilities and provides a measure of the company’s ability to estimate the ultimate value of claims. The loss development tables below present the estimates of undiscounted cumulative claims, excluding the risk adjustment, on both a gross and net of reinsurance basis for insurance contracts issued by the property and casualty insurance and reinsurance reporting segments at the end of each calendar year, the cumulative payments made in respect of those claims in subsequent years and the re-estimated amount of each calendar year’s cumulative claims as at December 31, 2025.

Estimates of undiscounted gross cumulative claims

		Calendar year
	2017	2018	2019	2020	2021	2022	2023	2024	2025
Property and casualty provision for outstanding losses and loss adjustment expenses at December 31	25,284.5	25,426.9	26,528.3	28,700.5	32,329.1	36,306.4	41,221.8	44,110.0	48,221.2
Cumulative payments as of:
One year later	6,917.3	7,191.0	7,018.7	6,986.7	8,410.7	10,341.7	11,386.6	12,061.2
Two years later	11,052.3	11,487.9	11,133.7	11,990.6	14,571.5	17,308.6	18,995.0
Three years later	13,928.6	14,318.9	14,702.8	16,410.5	19,487.3	22,368.9
Four years later	15,843.4	16,807.6	17,959.2	19,797.6	22,968.0
Five years later	17,528.7	19,121.9	20,332.7	22,304.0
Six years later	19,141.7	20,755.7	22,133.7
Seven years later	20,301.2	22,128.5
Eight years later	21,289.1

Reserves re-estimated as of:
One year later	24,131.2	25,256.3	26,259.1	28,119.8	31,640.8	36,470.5	40,421.4	44,145.8
Two years later	24,091.7	25,124.0	26,052.6	27,894.1	32,041.6	36,493.3	41,138.8
Three years later	23,949.9	25,132.6	25,961.4	28,468.4	32,525.5	37,329.7
Four years later	24,046.1	25,286.7	26,611.8	29,118.6	33,503.8
Five years later	24,202.6	25,851.6	27,152.9	30,136.5
Six years later	24,554.7	26,226.1	27,983.3
Seven years later	24,824.2	26,928.0
Eight years later	25,333.7

Favourable (adverse) development	(49.2)	(1,501.1)	(1,455.0)	(1,436.0)	(1,174.7)	(1,023.3)	83.0	(35.8)

Favourable (adverse) development comprised of:
Effect of foreign currency translation	254.7	93.4	230.4	234.9	141.3	(2.9)	135.8	(500.4)
Favourable (adverse) loss reserve development	(303.9)	(1,594.5)	(1,685.4)	(1,670.9)	(1,316.0)	(1,020.4)	(52.8)	464.6
	(49.2)	(1,501.1)	(1,455.0)	(1,436.0)	(1,174.7)	(1,023.3)	83.0	(35.8)

Reconciliation to the liability for incurred claims at the property and casualty insurance and reinsurance reporting segments
Property and casualty provision for outstanding losses and loss adjustment expenses as presented above									48,221.2
Effect of discounting									(6,485.4)
Risk adjustment for non-financial risk									3,704.1
Other(1)									(105.5)
Liability for incurred claims (PAA & GMM)									45,334.4
Less: Liability for incurred claims (GMM)									(730.1)
Liability for incurred claims (PAA)									44,604.3

Liability for incurred claims (PAA) as presented in the table above
Estimates of present value of future cash flows									41,462.7
Risk adjustment for non-financial risk									3,141.6
Liability for incurred claims (PAA)									44,604.3
(1)	Primarily includes funds withheld and reinstatement premiums payable, partially offset by settled losses payable.

The effect of foreign currency translation in the table above primarily arose on translation of the provisions for losses to U.S. dollars of subsidiaries with functional currencies other than the U.S. dollar. The company’s exposure to foreign currency risk and the management thereof are discussed in note 22.

Loss reserve development in the table above excludes the loss reserve development of a subsidiary in the year it is acquired whereas the consolidated statement of earnings includes the loss reserve development of a subsidiary from its acquisition date.

Favourable loss reserve development in calendar year 2025 of $464.6 in the table above was principally comprised of favourable loss experience on more recent accident years, partially offset by continued emergence related to asbestos and other latent claims and unfavourable loss experience related to accident years 2020 and prior.

Estimates of undiscounted net cumulative claims(1)

		Calendar year
	2017	2018	2019	2020	2021	2022	2023	2024	2025
Property and casualty provision for outstanding losses and loss adjustment expenses at December 31	19,750.1	19,334.7	19,858.9	21,468.6	24,068.6	27,800.1	31,618.1	34,197.6	37,865.6
Cumulative payments as of:
One year later	5,297.4	5,407.0	5,339.8	5,426.1	6,415.3	7,791.6	8,508.8	9,227.9
Two years later	8,394.6	8,606.4	8,480.3	9,269.8	11,042.3	13,108.6	14,318.1
Three years later	10,562.7	10,719.0	11,216.3	12,456.8	14,770.8	16,975.5
Four years later	12,010.0	12,624.3	13,473.3	14,979.6	17,406.7
Five years later	13,291.3	14,142.2	15,227.4	16,854.8
Six years later	14,348.9	15,378.5	16,579.7
Seven years later	15,221.8	16,416.0
Eight years later	15,979.0

Reserves re-estimated as of:
One year later	18,642.9	19,052.8	19,587.2	21,233.4	23,808.7	27,534.6	30,843.5	34,267.2
Two years later	18,411.4	18,937.4	19,585.7	21,342.5	24,151.8	27,593.1	31,464.6
Three years later	18,275.8	19,052.3	19,845.5	21,728.2	24,570.4	28,306.1
Four years later	18,392.0	19,227.2	20,269.4	22,194.9	25,355.3
Five years later	18,589.3	19,589.3	20,657.3	22,944.7
Six years later	18,839.6	19,891.7	21,252.2
Seven years later	19,059.1	20,312.1
Eight years later	19,339.1

Favourable (adverse) development	411.0	(977.4)	(1,393.3)	(1,476.1)	(1,286.7)	(506.0)	153.5	(69.6)

Favourable (adverse) development comprised of:
Effect of foreign currency translation	125.8	(22.3)	87.8	111.8	143.4	(20.1)	94.5	(435.3)
Favourable (adverse) loss reserve development	285.2	(955.1)	(1,481.1)	(1,587.9)	(1,430.1)	(485.9)	59.0	365.7
	411.0	(977.4)	(1,393.3)	(1,476.1)	(1,286.7)	(506.0)	153.5	(69.6)

Reconciliation to the liability for incurred claims, net of reinsurance, at the property and casualty insurance and reinsurance reporting segments
Property and casualty provision for outstanding losses and loss adjustment expenses as presented above									37,865.6
Effect of discounting									(5,043.5)
Risk adjustment for non-financial risk									2,640.8
Other(2)									(731.8)
Liability for incurred claims, net of reinsurance (PAA & GMM)									34,731.1
Less: Liability for incurred claims, net of reinsurance (GMM)									(701.5)
Liability for incurred claims, net of reinsurance (PAA)									34,029.6

Liability for incurred claims, net of reinsurance (PAA) as presented in the preceding table and in note 9							LIC (PAA)	AIC (PAA) (note 9)	LIC less AIC (PAA)
Estimates of present value of future cash flows							41,462.7	9,659.0	31,803.7
Risk adjustment for non-financial risk							3,141.6	915.7	2,225.9
Liability for incurred claims, net of reinsurance (PAA)							44,604.3	10,574.7	34,029.6
(1)	Net of asset for incurred claims for reinsurance contract assets held.
(2)	Primarily includes settled losses payable, net of reinsurance, less the reclassification of certain retrospective contracts to the ARC.